Defined benefit plans (Detail 7)	Dec. 31, 2017	Dec. 31, 2016
Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	0.67%	0.73%
Rate of salary increase	1.30%	1.30%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	0.67%	0.73%
UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	2.55%	2.69%
Rate of salary increase	0.00%	0.00%
Rate of pension increase	3.11%	3.18%
Rate of interest credit on retirement savings	0.00%	0.00%
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	3.14%	3.58%	[1]
Rate of salary increase	2.83%	2.86%	[1]
Rate of pension increase	1.50%	1.50%	[1]
Rate of interest credit on retirement savings	2.56%	1.74%	[1]
UBS AG | Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	0.67%	0.73%
Rate of salary increase	1.30%	1.30%
Rate of pension increase	0.00%	0.00%
Rate of interest credit on retirement savings	0.67%	0.73%
UBS AG | UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	2.55%	2.69%
Rate of salary increase	0.00%	0.00%
Rate of pension increase	3.11%	3.18%
Rate of interest credit on retirement savings	0.00%	0.00%
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	3.14%	3.58%	[1]
Rate of salary increase	2.83%	2.86%	[1]
Rate of pension increase	1.50%	1.50%	[1]
Rate of interest credit on retirement savings	2.56%	1.74%	[1]

[1]	Represents weighted average assumptions across US and German plans.